11 SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through September 16, 2013, which is the date the financial statements were available to be issued.

On August 9, 2013, the Securities and Exchange Commission (the “SEC”) declared effective the Company’s Registration Statement on Form S-1/A, whereby the Company has registered the six million shares of common stock owned by Mediswipe. On August 29, 2013, the Company received the approval of setting the record date of September 3, 2013, for all shareholders of MediSwipe as of that date, to receive on a pro rata basis the six million shares of the Company’s common stock. The shares were issued on September 4, 2013.

From July 1, 2013 through September 3, 2013, the Company sold 449,252 shares of Mediswipe common stock and received net proceeds of $18,247 from such sales.

Management has determined that there are no further events subsequent to the balance sheet date that should be disclosed in these financial statements.

NOTE 11 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through March 22, 2013, which is the date the financial statements were available to be issued.

Management has determined that there are no further events subsequent to the balance sheet date that should be disclosed in these financial statements.